CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 32.8	$ 20.5	$ 71.2	$ 64.0	$ 324.3
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations, net of taxes	(0.3)	(0.4)	(0.4)	(0.6)	(0.3)
Depreciation and amortization	51.5	48.4	65.0	60.8	57.0
Amortization of debt discount	1.0	1.4	1.9	2.3	2.5
Stock compensation amortization	0	0.3	0.3	1.9	3.6
Provision for (benefit from) deferred income taxes	21.6	24.2	29.6	12.2	(247.3)
Loss on early extinguishment of debt	28.1	0	0	11.2	9.7
Amortization of debt issuance costs	2.2	2.6	3.4	3.7	4.5
Insurance proceeds for property, plant and equipment	(13.1)	0
(Gain) loss on sale of certain assets	(3.1)	0.2	0.4	0	0
Pension and other post-retirement (income) costs	(0.2)	4.1	4.0	5.2	9.5
Change in assets and liabilities:
Decrease (Increase) in trade receivables	16.9	16.5	(4.7)	(18.3)	(19.2)
(Increase) decrease in inventories	(31.3)	(32.6)	(4.4)	3.6	7.0
Increase in prepaid expenses and other current assets	(23.4)	(21.5)	(14.4)	(12.3)	(15.4)
Increase in accounts payable	4.3	2.2	5.3	8.0	17.0
(Decrease) increase in accrued expenses and other current liabilities	(30.9)	27.6	38.5	22.0	16.4
Pension and other post-retirement plan contributions	(16.0)	(26.8)	(29.8)	(31.5)	(25.8)
Purchases of permanent displays	(30.1)	(31.2)	(43.2)	(41.3)	(33.7)
Other, net	(4.2)	(17.6)	(18.6)	(2.9)	(13.1)
Net cash provided by operating activities	5.8	17.9	104.1	88.0	96.7
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(17.9)	(14.8)	(20.9)	(13.9)	(15.2)
Business acquisition	0	(66.2)	(66.2)	(39.0)	0
Insurance proceeds for property, plant and equipment	13.1	0
Proceeds from the sale of certain assets	3.4	0.6	0.8	0.3	0.3
Net cash used in investing activities	(1.4)	(80.4)	(86.3)	(52.6)	(14.9)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in short-term borrowings and overdraft	0.2	12.5	6.3	0.2	(10.6)
Payment of financing costs	(32.7)	(0.1)	(0.4)	(4.3)	(17.0)
Other financing activities	(1.8)	(0.7)	(1.3)	(1.4)	0.3
Net cash provided by (used in) financing activities	22.7	5.7	(3.4)	(7.5)	(62.3)
Effect of exchange rate changes on cash and cash equivalents	(4.1)	0.3	0.2	(2.9)	2.7
Net increase (decrease) in cash and cash equivalents	23.0	(56.5)	14.6	25.0	22.2
Cash and cash equivalents at beginning of period	116.3	101.7	101.7	76.7	54.5
Cash and cash equivalents at end of period	139.3	45.2	116.3	101.7	76.7
Cash paid during the period for:
Interest	60.8	62.1	84.8	91.2	83.5
Income taxes, net of refunds	10.6	13.6	17.8	20.3	16.0
2006 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Long Term Debt			0	0	(815.0)
2010 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under the Term Loan Facility			0	0	786.0
Repayments of Long Term Debt			0	(794.0)	(6.0)
2011 Term Loan Facility [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under the Term Loan Facility			0	796.0	0
Repayments of Long Term Debt	(113.0)	(6.0)	(8.0)	(4.0)	0
5 3/4% Senior Notes Due 2021 [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on early extinguishment of debt	(25.4)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under the Term Loan Facility	500.0	0
9 3/4% Senior Secured Notes Due 2015 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of Long Term Debt	$ (330.0)	$ 0